Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of loans, by loan type
Total loans	$ 4,775,004	$ 5,053,475
Commercial, financial and agricultural
Summary of loans, by loan type
Total loans	2,525,380	2,560,102
Real estate - mortgage
Summary of loans, by loan type
Total loans	838,467	895,870
Real estate - construction
Summary of loans, by loan type
Total loans	1,147,669	1,273,389
Consumer
Summary of loans, by loan type
Total loans	74,514	94,109
Foreign
Summary of loans, by loan type
Total loans	$ 188,974	$ 230,005